UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-Q

                                   ----------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07527

                                  TURNER FUNDS
               (Exact name of registrant as specified in charter)

                                   ----------

                         1205 Westlakes Drive, Suite 100
                                Berwyn, PA 19312
               (Address of principal executive offices) (Zip code)

                                  Turner Funds
                                 P.O. Box 219805
                           Kansas City, MO 64121-9805
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-224-6312

                   DATE OF FISCAL YEAR END: SEPTEMBER 30, 2008

                     DATE OF REPORTING PERIOD: JUNE 30, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER CONCENTRATED GROWTH FUND
June 30, 2008 (Unaudited)

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 98.1%++
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 8.9%
--------------------------------------------------------------------------------
Nike, Cl B                                                31,180   $      1,859
Pulte Homes                                              140,090          1,349
Staples                                                   65,200          1,548
                                                                   ------------

Total Consumer discretionary                                              4,756
                                                                   ------------
--------------------------------------------------------------------------------
ENERGY -- 4.5%
--------------------------------------------------------------------------------
Petroleo Brasileiro ADR                                   34,030          2,410
                                                                   ------------

Total Energy                                                              2,410
                                                                   ------------
--------------------------------------------------------------------------------
FINANCIALS -- 8.1%
--------------------------------------------------------------------------------
Charles Schwab                                           102,200          2,099
Goldman Sachs Group                                       12,790          2,237
                                                                   ------------

Total Financials                                                          4,336
                                                                   ------------
--------------------------------------------------------------------------------
HEALTH CARE -- 12.0%
--------------------------------------------------------------------------------
Baxter International                                      35,160          2,248
Gilead Sciences *                                         43,770          2,318
Intuitive Surgical *                                       7,080          1,907
                                                                   ------------

Total Health care                                                         6,473
                                                                   ------------
--------------------------------------------------------------------------------
INDUSTRIALS -- 13.0%
--------------------------------------------------------------------------------
ABB ADR *                                                 56,780          1,608
Deere                                                     31,410          2,265
First Solar *                                              4,640          1,266
Tyco International                                        45,450          1,820
                                                                   ------------

Total Industrials                                                         6,959
                                                                   ------------
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 47.7%
--------------------------------------------------------------------------------
Akamai Technologies *                                     45,480          1,582
Apple *                                                   16,460          2,756
Applied Materials                                        130,580          2,493
Cisco Systems *                                           99,410          2,312
Corning                                                   83,420          1,923
Google, Cl A *                                             4,360          2,295
Lam Research *                                            43,950          1,589
Marvell Technology Group *                               131,870          2,329
Nintendo ADR                                              34,030          2,404
QUALCOMM                                                  59,240          2,628
SanDisk *                                                 69,250          1,295
Xilinx                                                    80,380          2,030
                                                                   ------------

Total Information technology                                             25,636
                                                                   ------------
--------------------------------------------------------------------------------
MATERIALS -- 3.9%
--------------------------------------------------------------------------------
Monsanto                                                  16,790          2,123
                                                                   ------------

Total Materials                                                           2,123
                                                                   ------------
--------------------------------------------------------------------------------

TOTAL COMMON STOCK
   (COST $52,242)                                                        52,693
================================================================================

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
CASH EQUIVALENT -- 2.2%
--------------------------------------------------------------------------------
BlackRock TempCash Fund
   Institutional Shares, 2.577% **                     1,181,622   $      1,182
--------------------------------------------------------------------------------

TOTAL CASH EQUIVALENT
   (COST $1,182)                                                          1,182
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.3%
   (COST $53,424)+                                                 $     53,875
================================================================================

Percentages are based on Net Assets of $53,729.***

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of June 30, 2008.

***   Numbers have been rounded to the nearest thousand.

ADR -- American Depositary Receipt
Cl -- Class

+ At June 30, 2008, the tax basis cost of the Fund's investments was $53,424, and the unrealized appreciation and depreciation were $4,208 and $(3,757), respectively.***

++ More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER CORE GROWTH FUND
June 30, 2008 (Unaudited)

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 97.0%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 7.3%
--------------------------------------------------------------------------------
Coach *                                                  210,191   $      6,070
Discovery Holding, Cl A *                                186,660          4,099
GameStop, Cl A *                                          38,070          1,538
Guess ?                                                  139,540          5,226
Kohl's *                                                 105,380          4,219
Lowe's                                                   285,450          5,923
Nike, Cl B                                                71,940          4,288
NVR * #                                                   11,588          5,795
priceline.com * #                                         42,300          4,884
Staples                                                  149,410          3,549
Urban Outfitters *                                       163,880          5,112
                                                                   ------------

Total Consumer discretionary                                             50,703
                                                                   ------------
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 8.9%
--------------------------------------------------------------------------------
Bunge                                                     44,850          4,830
Central European Distribution *                           40,410          2,996
Coca-Cola                                                344,350         17,899
CVS/Caremark                                             237,960          9,416
Estee Lauder, Cl A                                       104,360          4,848
Fomento Economico Mexicano ADR                           157,920          7,187
General Mills                                            103,430          6,286
Molson Coors Brewing, Cl B                               157,010          8,530
                                                                   ------------

Total Consumer staples                                                   61,992
                                                                   ------------
--------------------------------------------------------------------------------
ENERGY -- 14.5%
--------------------------------------------------------------------------------
Cameron International *                                  217,760         12,053
Consol Energy                                            103,320         11,610
Halliburton                                              299,190         15,878
Petroleo Brasileiro ADR                                  243,930         17,278
Range Resources                                          114,790          7,523
Southwestern Energy *                                    223,190         10,626
Weatherford International *                              213,430         10,584
Williams                                                  56,800          2,290
XTO Energy                                               193,112         13,230
                                                                   ------------

Total Energy                                                            101,072
                                                                   ------------
--------------------------------------------------------------------------------
FINANCIALS -- 12.9%
--------------------------------------------------------------------------------
Aflac                                                    153,150          9,618
BlackRock, Cl A                                           49,930          8,838
Charles Schwab                                           455,570          9,358
Chubb                                                    218,330         10,700
Goldman Sachs Group                                       59,590         10,422
IntercontinentalExchange *                                60,099          6,851
Northern Trust                                           136,180          9,338
People's United Financial                                479,820          7,485
Public Storage                                            94,160          7,607
T. Rowe Price Group                                      171,360          9,677
                                                                   ------------

Total Financials                                                         89,894
                                                                   ------------
--------------------------------------------------------------------------------

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
HEALTH CARE -- 11.2%
--------------------------------------------------------------------------------
Allergan                                                   3,800   $        198
Baxter International                                     210,810         13,479
Becton Dickinson                                          67,000          5,447
Charles River Laboratories International *                54,607          3,490
Covidien                                                 119,900          5,742
Express Scripts *                                         99,600          6,247
Genzyme *                                                 89,010          6,411
Gilead Sciences *                                        322,170         17,059
Illumina *                                                42,570          3,708
Intuitive Surgical *                                      21,080          5,679
Teva Pharmaceutical Industries                           105,450          4,830
Thermo Fisher Scientific *                               111,690          6,224
                                                                   ------------

Total Health care                                                        78,514
                                                                   ------------
--------------------------------------------------------------------------------
INDUSTRIALS -- 9.0%
--------------------------------------------------------------------------------
Cummins                                                   39,770          2,606
Deere                                                    133,010          9,594
Expeditors International of Washington                   109,890          4,725
First Solar *                                             28,010          7,642
SPX                                                       53,160          7,003
Textron                                                  240,343         11,520
Tyco International                                       331,030         13,254
Union Pacific                                             84,190          6,356
                                                                   ------------

Total Industrials                                                        62,700
                                                                   ------------
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 22.1%
--------------------------------------------------------------------------------
Akamai Technologies *                                     83,840          2,917
Apple *                                                  115,110         19,274
Applied Materials                                        616,590         11,771
Broadcom, Cl A *                                         181,200          4,945
Cisco Systems *                                          796,330         18,523
Corning                                                  512,940         11,823
eBay *                                                   215,390          5,887
EMC *                                                    392,910          5,772
Fiserv *                                                 160,283          7,272
Google, Cl A *                                            32,730         17,230
Lam Research *                                           122,130          4,415
Marvell Technology Group *                               410,260          7,245
QUALCOMM                                                 384,280         17,050
Salesforce.com *                                          38,750          2,644
SanDisk *                                                101,620          1,900
Varian Semiconductor Equipment Associates *               89,610          3,120
VeriSign *                                               135,620          5,126
Visa, Cl A                                                88,830          7,223
                                                                   ------------

Total Information technology                                            154,137
                                                                   ------------
--------------------------------------------------------------------------------
MATERIALS -- 4.2%
--------------------------------------------------------------------------------
Monsanto                                                  96,830         12,243
Mosaic *                                                  60,490          8,753

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER CORE GROWTH FUND
June 30, 2008 (Unaudited)

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
Owens-Illinois *                                          89,700   $      3,739
Praxair                                                   46,540          4,386
                                                                   ------------

Total Materials                                                          29,121
                                                                   ------------
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 5.8%
--------------------------------------------------------------------------------
AT&T                                                     200,760          6,764
China Netcom Group Hong Kong #                           197,268         10,769
Millicom International Cellular #                        108,138         11,192
Mobile Telesystems                                        79,970          6,126
SBA Communications, Cl A *                               148,930          5,363
                                                                   ------------

Total Telecommunication services                                         40,214
                                                                   ------------
--------------------------------------------------------------------------------
UTILITIES -- 1.1%
--------------------------------------------------------------------------------
Dynegy, Cl A *                                           898,350          7,681
                                                                   ------------

Total Utilities                                                           7,681
                                                                   ------------
--------------------------------------------------------------------------------

TOTAL COMMON STOCK
   (COST $648,432)                                                      676,028
================================================================================

--------------------------------------------------------------------------------
CASH EQUIVALENT -- 3.1%
--------------------------------------------------------------------------------
BlackRock TempCash Fund
   Institutional Shares, 2.577% ** (1)                21,701,449         21,701
--------------------------------------------------------------------------------

TOTAL CASH EQUIVALENT
   (COST $21,701)                                                        21,701
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.1%
   (COST $670,133)+                                                $    697,729
================================================================================

Percentages are based on Net Assets of $696,894.***

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of June 30, 2008.

***   Numbers have been rounded to the nearest thousand.

# Security fully or partially on loan at June 30, 2008. The total value of securities on loan at June 30, 2008, was $20,372,923.

(1) The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a pooled investment fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at June 30, 2008 was $20,611,393.

ADR -- American Depositary Receipt
Cl -- Class

+ At June 30, 2008, the tax basis cost of the Fund's investments was $671,590, and the unrealized appreciation and depreciation were $66,354 and $(40,215), respectively.***

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER EMERGING GROWTH FUND
June 30, 2008 (Unaudited)

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 84.9%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 8.9%
--------------------------------------------------------------------------------
American Public Education *                               28,420   $      1,110
California Pizza Kitchen *                               241,830          2,706
Citi Trends *                                            160,210          3,630
Deckers Outdoor *                                        206,780         28,784
Finish Line, Cl A                                              2             --
Fuel Systems Solutions *                                  33,830          1,303
Genesco *                                                 97,670          3,015
Great Wolf Resorts *                                     248,286          1,085
New Oriental Education & Technology Group ADR *           37,490          2,190
New York & Co. *                                         331,950          3,031
Red Robin Gourmet Burgers * #                            101,950          2,828
Volcom * #                                               202,230          4,839
                                                                   ------------

Total Consumer discretionary                                             54,521
                                                                   ------------
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 1.8%
--------------------------------------------------------------------------------
Boston Beer, Cl A *                                       61,304          2,494
Green Mountain Coffee Roasters * #                        70,930          2,665
United Natural Foods * #                                 284,680          5,545
                                                                   ------------

Total Consumer staples                                                   10,704
                                                                   ------------
--------------------------------------------------------------------------------
ENERGY -- 22.7%
--------------------------------------------------------------------------------
Brigham Exploration *                                    172,120          2,725
Carrizo Oil & Gas *                                      145,170          9,885
Dawson Geophysical *                                      75,990          4,518
GMX Resources *                                           24,260          1,798
Gushan Environmental Energy #                            235,080          2,732
ION Geophysical *                                        267,030          4,660
Kodiak Oil & Gas *                                       429,880          1,960
Lufkin Industries                                         55,260          4,602
NATCO Group, Cl A *                                      232,495         12,678
Oceaneering International *                              155,930         12,014
Penn Virginia                                            190,740         14,385
PetroHawk Energy *                                       316,764         14,669
Petroleum Development *                                   73,540          4,890
StealthGas                                               143,010          2,018
T-3 Energy Services *                                    121,040          9,619
Trico Marine Services * #                                 79,990          2,913
W-H Energy Services *                                    166,710         15,961
Willbros Group *                                         372,092         16,301
                                                                   ------------

Total Energy                                                            138,328
                                                                   ------------
--------------------------------------------------------------------------------
FINANCIALS -- 3.3%
--------------------------------------------------------------------------------
American Physicians Capital                              133,760          6,480
Harleysville Group                                        96,680          3,271
IBERIABANK                                                57,480          2,556
Meadowbrook Insurance Group                              334,740          1,774
Navigators Group *                                       107,460          5,808
                                                                   ------------

Total Financials                                                         19,889
                                                                   ------------
--------------------------------------------------------------------------------

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
HEALTH CARE -- 15.4%
--------------------------------------------------------------------------------
Acorda Therapeutics *                                    271,740   $      8,921
Air Methods *                                            111,172          2,779
Alexion Pharmaceuticals *                                 89,430          6,484
AMAG Pharmaceuticals * #                                  95,030          3,241
Auxilium Pharmaceuticals *                               241,270          8,111
Cepheid *                                                 30,838            867
Hologic *                                                329,140          7,175
Icon ADR *                                               152,810         11,540
IPC The Hospitalist *                                    153,354          2,886
Kendle International * #                                 171,200          6,220
LHC Group *                                              140,040          3,256
MWI Veterinary Supply *                                  109,620          3,630
Parexel International *                                  466,854         12,283
PharmaNet Development Group *                            150,720          2,377
Rigel Pharmaceuticals * #                                154,260          3,496
Savient Pharmaceuticals * #                              165,710          4,192
XenoPort *                                               169,340          6,609
                                                                   ------------

Total Health care                                                        94,067
                                                                   ------------
--------------------------------------------------------------------------------
INDUSTRIALS -- 18.8%
--------------------------------------------------------------------------------
American Ecology                                          25,280            747
Barnes Group                                             233,570          5,393
Bucyrus International, Cl A                              359,910         26,281
Canadian Solar GDR * #                                    77,800          3,127
CBIZ *                                                   563,340          4,479
Chart Industries *                                       125,610          6,110
Clean Harbors *                                           88,970          6,322
EnPro Industries *                                       158,980          5,936
Genesee & Wyoming, Cl A *                                107,335          3,652
GeoEye *                                                  63,360          1,122
HEICO #                                                   83,180          2,707
HUB Group, Cl A *                                         82,694          2,822
II-VI *                                                  205,120          7,163
Ladish *                                                 139,063          2,863
Layne Christensen *                                       52,570          2,302
Lindsay #                                                 30,550          2,596
LMI Aerospace *                                          168,540          2,961
Metalico *                                               185,970          3,258
Middleby * #                                             111,780          4,908
Powell Industries *                                       80,360          4,051
Robbins & Myers                                          127,240          6,345
Titan International                                      118,960          4,237
Triumph Group #                                          110,260          5,193
                                                                   ------------

Total Industrials                                                       114,575
                                                                   ------------
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 8.8%
--------------------------------------------------------------------------------
Actuate *                                                401,870          1,571
Ansys *                                                  276,860         13,046
Ariba *                                                  326,390          4,801
Cogo Group *                                             244,090          2,224

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER EMERGING GROWTH FUND
June 30, 2008 (Unaudited)

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
Comtech Telecommunications *                              74,585   $      3,655
Cybersource * #                                          250,236          4,186
DG FastChannel *                                         114,890          1,982
Kenexa *                                                 276,900          5,217
Phoenix Technologies *                                   197,060          2,168
Renesola * #                                             245,130          4,241
Rofin-Sinar Technologies *                                93,160          2,813
SPSS *                                                    86,170          3,134
Stratasys * #                                            238,330          4,399
                                                                   ------------

Total Information technology                                             53,437
                                                                   ------------
--------------------------------------------------------------------------------
MATERIALS -- 3.7%
--------------------------------------------------------------------------------
Calgon Carbon * #                                        189,290          2,926
Terra Industries                                         396,530         19,569
                                                                   ------------

Total Materials                                                          22,495
                                                                   ------------
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 1.3%
--------------------------------------------------------------------------------
NTELOS Holdings                                          132,030          3,350
PAETEC Holding *                                         726,230          4,611
                                                                   ------------

Total Telecommunication services                                          7,961
                                                                   ------------
--------------------------------------------------------------------------------
UTILITIES -- 0.2%
--------------------------------------------------------------------------------
Artesian Resources, Cl A                                  57,705          1,061
                                                                   ------------

Total Utilities                                                           1,061
                                                                   ------------
--------------------------------------------------------------------------------

TOTAL COMMON STOCK
   (COST $354,233)                                                      517,038
================================================================================

--------------------------------------------------------------------------------
REGISTERED INVESTMENT COMPANY -- 3.6%
--------------------------------------------------------------------------------
iShares Russell 2000 Growth Index Fund #                  94,150          7,171
iShares Russell 2000 Index Fund #                        215,550         14,879
                                                                   ------------
--------------------------------------------------------------------------------

TOTAL REGISTERED INVESTMENT COMPANY
   (COST $22,333)                                                        22,050
================================================================================

--------------------------------------------------------------------------------
CASH EQUIVALENT -- 24.7%
--------------------------------------------------------------------------------
BlackRock TempCash Fund
   Institutional Shares, 2.577% ** (1)               150,767,701        150,768
--------------------------------------------------------------------------------

TOTAL CASH EQUIVALENT
   (COST $150,768)                                                      150,768
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 113.2%
   (COST $527,334)+                                                $    689,856
================================================================================

Percentages are based on Net Assets of $609,302.***

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of June 30, 2008.

***   Numbers have been rounded to the nearest thousand.

# Security fully or partially on loan at June 30, 2008. The total value of securities on loan at June 30, 2008, was $73,142,055.

(1) The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a pooled investment fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at June 30, 2008 was $75,162,779.

ADR -- American Depositary Receipt
Cl -- Class
GDR -- Global Depositary Receipt

+ At June 30, 2008, the tax basis cost of the Fund's investments was $527,400, and the unrealized appreciation and depreciation were $190,420 and $(27,964), respectively.***

Amounts designated as "--" are either $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER INTERNATIONAL CORE GROWTH FUND
June 30, 2008 (Unaudited)

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.9%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 8.7%
--------------------------------------------------------------------------------
Adidas                                                       607   $         38
CTC Media GDR *                                            2,050             51
Gafisa                                                     3,990             69
Grupo Televisa                                            14,128             67
Lululemon Athletica *                                      1,660             48
Matsushita Electric Industrial                             3,520             76
Nokian Renkaat                                             1,000             48
                                                                   ------------

Total Consumer discretionary                                                397
                                                                   ------------
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 10.8%
--------------------------------------------------------------------------------
British American Tobacco                                   2,390             83
Coca-Cola Femsa                                            8,450             48
Diageo                                                     3,590             66
FamilyMart                                                 1,500             61
Groupe Danone                                                510             36
Nestle                                                     2,200            100
Shiseido                                                   2,319             53
Shoppers Drug Mart                                           860             47
                                                                   ------------

Total Consumer staples                                                      494
                                                                   ------------
--------------------------------------------------------------------------------
ENERGY -- 8.9%
--------------------------------------------------------------------------------
Acergy                                                     3,736             84
BG Group                                                   4,090            106
Tenaris                                                    1,745             65
Transocean                                                   660            101
Tullow Oil                                                 2,530             48
                                                                   ------------

Total Energy                                                                404
                                                                   ------------
--------------------------------------------------------------------------------
FINANCIALS -- 8.9%
--------------------------------------------------------------------------------
Arch Capital Group *                                       1,100             73
Bolsa de Mercadorias e Futuros - BM&F                      3,266             28
Intesa Sanpaolo                                           12,156             69
Julius Baer Holding                                        1,143             77
Standard Chartered                                         2,593             74
Sumitomo Mitsui Financial Group                               11             83
                                                                   ------------

Total Financials                                                            404
                                                                   ------------
--------------------------------------------------------------------------------
HEALTH CARE -- 9.4%
--------------------------------------------------------------------------------
Alcon                                                        490             80
Covidien                                                   1,520             73
CSL                                                        2,090             72
Elan *                                                       400             14
Icon ADR *                                                   800             60
Novo Nordisk, Cl B                                         1,070             70
Teva Pharmaceutical Industries                             1,320             60
                                                                   ------------

Total Health care                                                           429
                                                                   ------------
--------------------------------------------------------------------------------
INDUSTRIALS -- 17.6%
--------------------------------------------------------------------------------
ABB                                                        2,620             75
Alstom                                                       330             76

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
Canadian National Railway                                  1,215   $         58
Experian Group                                             8,471             63
Hamburger Hafen und Logistik                                 740             57
Intertek Group                                             2,310             45
Kloeckner                                                  1,289             74
Kuehne + Nagel International                                 605             58
Kurita Water Industries                                    2,160             80
McDermott International *                                  1,020             63
Tyco International                                         1,830             73
Vestas Wind Systems *                                        636             83
                                                                   ------------

Total Industrials                                                           805
                                                                   ------------
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 9.3%
--------------------------------------------------------------------------------
ASML Holding                                               2,470             61
Baidu.com ADR *                                              140             44
Marvell Technology Group *                                 5,090             90
Nintendo                                                     186            105
Samsung Electronics                                          100             59
Tyco Electronics                                           1,780             64
                                                                   ------------

Total Information technology                                                423
                                                                   ------------
--------------------------------------------------------------------------------
MATERIALS -- 13.3%
--------------------------------------------------------------------------------
Agnico-Eagle Mines                                           910             68
ArcelorMittal                                                850             84
Cia Vale do Rio Doce                                       2,040             73
Mechel                                                     1,460             72
Potash Corp. of Saskatchewan                                 394             92
Syngenta                                                     250             81
Voestalpine                                                  850             70
Xstrata                                                      871             70
                                                                   ------------

Total Materials                                                             610
                                                                   ------------
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 5.3%
--------------------------------------------------------------------------------
China Netcom Group Hong Kong                              31,560             86
Millicom International Cellular                              860             89
Mobile Telesystems                                           860             66
                                                                   ------------

Total Telecommunication services                                            241
                                                                   ------------
--------------------------------------------------------------------------------
UTILITIES -- 4.7%
--------------------------------------------------------------------------------
Iberdrola Renovables *                                    13,145            101
International Power                                       13,144            113
                                                                   ------------

Total Utilities                                                             214
                                                                   ------------
--------------------------------------------------------------------------------

TOTAL COMMON STOCK
   (COST $4,148)                                                          4,421
================================================================================

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER INTERNATIONAL CORE GROWTH FUND
June 30, 2008 (Unaudited)

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
PREFERRED STOCK -- 1.0%
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 1.0%
--------------------------------------------------------------------------------
Cia Brasileira de Distribuicao Grupo
   Pao de Acucar                                           2,154   $         46
                                                                   ------------

Total Consumer staples                                                       46
                                                                   ------------
--------------------------------------------------------------------------------

TOTAL PREFERRED STOCK
   (COST $48)
================================================================================

--------------------------------------------------------------------------------
CASH EQUIVALENT -- 1.7%
--------------------------------------------------------------------------------
BlackRock TempCash Fund
   Institutional Shares, 2.577% **                        77,918             78
--------------------------------------------------------------------------------

TOTAL CASH EQUIVALENT
   (COST $78)                                                                78
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.6%
   (COST $4,274)+                                                  $      4,545
================================================================================

Percentages are based on Net Assets of $4,562.***

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of June 30, 2008.

***   Numbers have been rounded to the nearest thousand.

ADR -- American Depositary Receipt
Cl -- Class
GDR -- Global Depositary Receipt

+ At June 30, 2008, the tax basis cost of the Fund's investments was $4,274, and the unrealized appreciation and depreciation were $428 and $(157), respectively.***

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER LARGE CAP GROWTH FUND
June 30, 2008 (Unaudited)

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 97.3%++
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 5.4%
--------------------------------------------------------------------------------
Coach *                                                   22,030   $        636
GameStop, Cl A *                                           5,140            208
Lowe's                                                    26,510            550
Nike, Cl B                                                11,270            672
                                                                   ------------

Total Consumer discretionary                                              2,066
                                                                   ------------
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 10.9%
--------------------------------------------------------------------------------
Bunge                                                      3,920            422
Coca-Cola                                                 26,980          1,402
CVS/Caremark                                              21,650            857
Estee Lauder, Cl A                                         7,880            366
Fomento Economico Mexicano ADR                            12,800            583
General Mills                                              9,020            548
                                                                   ------------

Total Consumer staples                                                    4,178
                                                                   ------------
--------------------------------------------------------------------------------
ENERGY -- 6.7%
--------------------------------------------------------------------------------
Halliburton                                                9,100            483
Petroleo Brasileiro ADR                                   11,960            847
Transocean                                                 3,860            588
XTO Energy                                                 9,322            639
                                                                   ------------

Total Energy                                                              2,557
                                                                   ------------
--------------------------------------------------------------------------------
FINANCIALS -- 5.5%
--------------------------------------------------------------------------------
BlackRock, Cl A                                            2,790            494
Charles Schwab                                            26,400            542
Goldman Sachs Group                                        3,380            591
T. Rowe Price Group                                        8,830            499
                                                                   ------------

Total Financials                                                          2,126
                                                                   ------------
--------------------------------------------------------------------------------
HEALTH CARE -- 15.9%
--------------------------------------------------------------------------------
Alcon                                                      3,130            510
Allergan                                                     310             16
Baxter International                                      15,630            999
Becton Dickinson                                           6,670            542
Express Scripts *                                          7,950            499
Genzyme *                                                  7,710            555
Gilead Sciences *                                         27,030          1,431
Intuitive Surgical *                                       1,960            528
Teva Pharmaceutical Industries                             8,140            373
Thermo Fisher Scientific *                                12,030            671
                                                                   ------------

Total Health care                                                         6,124
                                                                   ------------
--------------------------------------------------------------------------------
INDUSTRIALS -- 10.9%
--------------------------------------------------------------------------------
Deere                                                     14,710          1,061
Expeditors International of Washington                    15,760            678
First Solar *                                              2,400            655
Fluor                                                      1,970            366
Textron                                                    7,840            376
Tyco International                                        12,080            484

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
Union Pacific                                              7,340   $        554
                                                                   ------------

Total Industrials                                                         4,174
                                                                   ------------
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 38.0%
--------------------------------------------------------------------------------
Apple *                                                   10,280          1,721
Applied Materials                                         64,940          1,240
Broadcom, Cl A *                                          38,000          1,037
Cisco Systems *                                           93,030          2,164
Corning                                                   56,110          1,293
eBay *                                                    20,140            550
EMC *                                                     32,960            484
Google, Cl A *                                             3,360          1,769
Kla-Tencor                                                12,460            507
Nintendo ADR                                              10,080            712
Nvidia *                                                  20,200            378
QUALCOMM                                                  37,770          1,676
SanDisk *                                                 15,760            295
Xilinx                                                    31,400            793
                                                                   ------------

Total Information technology                                             14,619
                                                                   ------------
--------------------------------------------------------------------------------
MATERIALS -- 3.0%
--------------------------------------------------------------------------------
Monsanto                                                   6,580            832
Praxair                                                    3,620            341
                                                                   ------------

Total Materials                                                           1,173
                                                                   ------------
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 1.0%
--------------------------------------------------------------------------------
Millicom International Cellular                            3,600            372
                                                                   ------------

Total Telecommunication services                                            372
                                                                   ------------
--------------------------------------------------------------------------------

TOTAL COMMON STOCK
   (COST $35,266)                                                        37,389
================================================================================

--------------------------------------------------------------------------------
CASH EQUIVALENT -- 2.1%
--------------------------------------------------------------------------------
BlackRock TempCash Fund
   Institutional Shares, 2.577% **                       792,626            793
--------------------------------------------------------------------------------

TOTAL CASH EQUIVALENT
   (COST $793)                                                              793
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 99.4%
   (COST $36,059)+                                                 $     38,182
================================================================================

Percentages are based on Net Assets of $38,427.***

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of June 30, 2008.

***   Numbers have been rounded to the nearest thousand.

ADR -- American Depositary Receipt
Cl -- Class

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER LARGE CAP GROWTH FUND
June 30, 2008 (Unaudited)

+ At June 30, 2008, the tax basis cost of the Fund's investments was $36,104, and the unrealized appreciation and depreciation were $4,038 and $(1,960), respectively.***

++ More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER MIDCAP EQUITY FUND
June 30, 2008 (Unaudited)

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.1%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 8.2%
--------------------------------------------------------------------------------
American Eagle Outfitters                                    180   $          2
CTC Media GDR *                                              180              4
H&R Block                                                    320              7
Hanesbrands *                                                280              8
Office Depot *                                               450              5
PetSmart                                                     250              5
priceline.com *                                               50              6
WABCO Holdings                                               190              9
                                                                   ------------

Total Consumer discretionary                                                 46
                                                                   ------------
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 4.4%
--------------------------------------------------------------------------------
Alberto-Culver, Cl B                                         260              7
Church & Dwight                                              160              9
Molson Coors Brewing, Cl B                                   165              9
                                                                   ------------

Total Consumer staples                                                       25
                                                                   ------------
--------------------------------------------------------------------------------
ENERGY -- 12.6%
--------------------------------------------------------------------------------
Alpha Natural Resources *                                    110             12
Complete Production Services *                               120              4
Exterran Holdings *                                          110              8
Forest Oil *                                                 120              9
Mariner Energy *                                             330             12
Pioneer Natural Resources                                    130             10
Plains Exploration & Production *                             80              6
Superior Energy Services *                                   180             10
                                                                   ------------

Total Energy                                                                 71
                                                                   ------------
--------------------------------------------------------------------------------
FINANCIALS -- 10.3%
--------------------------------------------------------------------------------
Alexandria Real Estate Equities                               70              7
Arch Capital Group *                                         120              8
Douglas Emmett                                               310              7
Hanover Insurance Group                                      130              5
IntercontinentalExchange *                                    50              6
Leucadia National                                            120              5
Rayonier                                                     190              8
SL Green Realty                                               50              4
SLM *                                                        405              8
                                                                   ------------

Total Financials                                                             58
                                                                   ------------
--------------------------------------------------------------------------------
HEALTH CARE -- 5.7%
--------------------------------------------------------------------------------
AmerisourceBergen, Cl A                                      100              4
BioMarin Pharmaceutical *                                    165              5
Hill-Rom Holdings                                            210              5
Hospira *                                                    150              6
Savient Pharmaceuticals *                                    230              6
Varian Medical Systems *                                     110              6
                                                                   ------------

Total Health care                                                            32
                                                                   ------------
--------------------------------------------------------------------------------
INDUSTRIALS -- 18.0%
--------------------------------------------------------------------------------
Ametek                                                       170              8
Armstrong World Industries                                   205              6

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
Brink's                                                      160   $         10
Corrections Corp. of America *                               180              5
Covanta Holding *                                            360             10
FTI Consulting *                                              85              6
Harsco                                                       125              7
Kansas City Southern *                                       130              6
Kirby *                                                      110              5
Lincoln Electric Holdings                                     90              7
Republic Services, Cl A                                      290              9
Roper Industries                                             135              9
Sunpower, Cl A *                                              50              3
Walter Industries                                             90             10
                                                                   ------------

Total Industrials                                                           101
                                                                   ------------
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 19.0%
--------------------------------------------------------------------------------
Alliance Data Systems *                                      185             10
Amphenol, Cl A                                               155              7
BMC Software *                                               275             10
Convergys *                                                  370              5
Global Payments                                              215             10
Harris                                                        70              4
Intersil, Cl A                                               260              6
Itron *                                                       90              9
McAfee *                                                     290             10
MercadoLibre GDR *                                           110              4
Novell *                                                     885              5
SAIC *                                                       340              7
Sybase *                                                     405             12
Synopsys *                                                   340              8
                                                                   ------------

Total Information technology                                                107
                                                                   ------------
--------------------------------------------------------------------------------
MATERIALS -- 8.5%
--------------------------------------------------------------------------------
Celanese, Ser A                                              235             11
Sigma-Aldrich                                                130              7
Sims Group                                                   240             10
Steel Dynamics                                               260             10
Terra Industries                                             110              5
Thompson Creek Metals *                                      270              5
                                                                   ------------

Total Materials                                                              48
                                                                   ------------
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 1.6%
--------------------------------------------------------------------------------
SBA Communications, Cl A *                                   250              9
                                                                   ------------

Total Telecommunication services                                              9
                                                                   ------------
--------------------------------------------------------------------------------
UTILITIES -- 7.8%
--------------------------------------------------------------------------------
Energen                                                       90              7
MDU Resources Group                                          270              9
National Fuel Gas                                            175             10
NSTAR                                                        250              9

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER MIDCAP EQUITY FUND
June 30, 2008 (Unaudited)

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
UGI                                                          310   $          9
                                                                   ------------

Total Utilities                                                              44
                                                                   ------------
--------------------------------------------------------------------------------

TOTAL COMMON STOCK
   (COST $524)                                                              541
================================================================================

--------------------------------------------------------------------------------
CASH EQUIVALENT -- 2.7%
--------------------------------------------------------------------------------
BlackRock TempCash Fund
   Institutional Shares, 2.577% **                        14,646             15
--------------------------------------------------------------------------------

TOTAL CASH EQUIVALENT
   (COST $15)                                                                15
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 98.8%
   (COST $539)+                                                    $        556
================================================================================

Percentages are based on Net Assets of $563.***

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of June 30, 2008.

***   Numbers have been rounded to the nearest thousand.

Cl -- Class
GDR -- Global Depositary Receipt
Ser -- Series

+ At June 30, 2008, the tax basis cost of the Fund's investments was $542, and the unrealized appreciation and depreciation were $44 and $(30), respectively.***

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER MIDCAP GROWTH FUND
June 30, 2008 (Unaudited)

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 97.4%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 11.5%
--------------------------------------------------------------------------------
Big Lots *                                               462,532   $     14,450
Central European Media Enterprises,
   Cl A *                                                129,532         11,727
Coach *                                                  437,220         12,627
Darden Restaurants                                       420,360         13,426
Discovery Holding, Cl A *                                720,020         15,812
Guess ?                                                  477,207         17,871
Lululemon Athletica *                                    261,430          7,597
priceline.com * #                                        107,690         12,434
Pulte Homes                                              543,720          5,236
Urban Outfitters *                                       389,050         12,134
Warnaco Group *                                          216,040          9,521
WMS Industries *                                         410,605         12,224
Wynn Resorts                                             164,587         13,389
                                                                   ------------

Total Consumer discretionary                                            158,448
                                                                   ------------
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 4.3%
--------------------------------------------------------------------------------
Alberto-Culver, Cl B                                     600,290         15,770
Central European Distribution *                          159,140         11,800
Church & Dwight                                          111,852          6,303
Estee Lauder, Cl A                                       215,930         10,030
Molson Coors Brewing, Cl B                               270,020         14,670
                                                                   ------------

Total Consumer staples                                                   58,573
                                                                   ------------
--------------------------------------------------------------------------------
ENERGY -- 13.7%
--------------------------------------------------------------------------------
Alpha Natural Resources *                                 99,240         10,350
Cameron International *                                  273,070         15,114
Consol Energy                                            277,490         31,181
Denbury Resources *                                      392,050         14,310
Diamond Offshore Drilling                                105,380         14,663
EXCO Resources *                                         283,440         10,462
Nabors Industries *                                      333,090         16,398
National Oilwell Varco *                                  84,540          7,500
Pioneer Natural Resources                                167,910         13,144
Range Resources                                          287,595         18,849
Southwestern Energy *                                    383,380         18,253
Ultra Petroleum *                                        192,640         18,917
                                                                   ------------

Total Energy                                                            189,141
                                                                   ------------
--------------------------------------------------------------------------------
FINANCIALS -- 8.3%
--------------------------------------------------------------------------------
AON                                                      212,280          9,752
Assurant                                                 160,170         10,565
BlackRock, Cl A                                           62,090         10,990
Hudson City Bancorp                                      937,340         15,635
Interactive Brokers Group, Cl A *                        343,033         11,022
IntercontinentalExchange *                                66,300          7,558
Northern Trust                                           217,326         14,902
Public Storage                                           124,280         10,040

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
T. Rowe Price Group                                      427,072   $     24,117
                                                                   ------------

Total Financials                                                        114,581
                                                                   ------------
--------------------------------------------------------------------------------
HEALTH CARE -- 10.3%
--------------------------------------------------------------------------------
Alexion Pharmaceuticals *                                130,990          9,497
Allergan                                                 202,242         10,527
BioMarin Pharmaceutical *                                 57,103          1,655
Charles River Laboratories
   International *                                       196,860         12,583
Covance *                                                191,920         16,509
CR Bard                                                   83,740          7,365
Dentsply International                                   242,950          8,941
Express Scripts *                                        338,070         21,204
Henry Schein *                                           262,219         13,523
Illumina *                                               128,738         11,214
Intuitive Surgical *                                      66,650         17,955
United Therapeutics * #                                  104,650         10,229
                                                                   ------------

Total Health care                                                       141,202
                                                                   ------------
--------------------------------------------------------------------------------
INDUSTRIALS -- 15.3%
--------------------------------------------------------------------------------
AGCO *                                                   248,860         13,043
American Superconductor * #                              216,278          7,753
Ametek                                                   374,410         17,680
C.H. Robinson Worldwide                                  149,560          8,202
Covanta Holding *                                        382,160         10,200
Cummins                                                  160,000         10,483
Expeditors International of Washington                   345,200         14,844
First Solar *                                             57,190         15,603
Flowserve                                                147,340         20,141
Fluor                                                    130,740         24,328
Harsco                                                   217,100         11,812
Joy Global                                               178,850         13,562
Ryder System                                             120,550          8,303
SPX                                                      117,300         15,452
Stericycle *                                             205,030         10,600
Walter Industries                                         77,290          8,407
                                                                   ------------

Total Industrials                                                       210,413
                                                                   ------------
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 21.4%
--------------------------------------------------------------------------------
Activision Blizzard *                                    636,780         21,695
Akamai Technologies *                                    322,480         11,219
Altera                                                   918,350         19,010
Atheros Communications *                                 415,836         12,475
Baidu.com ADR * #                                         26,800          8,387
Broadcom, Cl A *                                         511,400         13,956
Cavium Networks * #                                      420,449          8,829
Fiserv *                                                 230,060         10,438
Informatica *                                            345,980          5,204
Juniper Networks *                                       545,400         12,097
Lam Research *                                           281,690         10,183
Marvell Technology Group *                             1,162,008         20,521
Mastercard, Cl A                                          44,230         11,744

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER MIDCAP GROWTH FUND
June 30, 2008 (Unaudited)

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
McAfee *                                                 537,540   $     18,293
MercadoLibre GDR *                                       198,640          6,851
Nvidia *                                                 890,840         16,677
Omniture *                                               426,300          7,916
PMC - Sierra *                                         1,528,730         11,695
Salesforce.com *                                         328,950         22,444
Varian Semiconductor Equipment
   Associates *                                          472,040         16,437
VeriSign *                                               460,954         17,424
VistaPrint * #                                           405,720         10,857
                                                                   ------------

Total Information technology                                            294,352
                                                                   ------------
--------------------------------------------------------------------------------
MATERIALS -- 7.7%
--------------------------------------------------------------------------------
Agnico-Eagle Mines                                       164,430         12,229
Air Products & Chemicals                                 194,680         19,246
Celanese, Ser A                                          273,320         12,480
CF Industries Holdings                                    58,050          8,870
Cleveland-Cliffs                                         102,420         12,207
Mosaic *                                                  71,050         10,281
Owens-Illinois *                                         341,280         14,228
Steel Dynamics                                           405,040         15,825
                                                                   ------------

Total Materials                                                         105,366
                                                                   ------------
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 2.7%
--------------------------------------------------------------------------------
Crown Castle International *                             348,190         13,485
Millicom International Cellular                          107,265         11,102
SBA Communications, Cl A *                               333,480         12,009
                                                                   ------------

Total Telecommunication services                                         36,596
                                                                   ------------
--------------------------------------------------------------------------------
UTILITIES -- 2.2%
--------------------------------------------------------------------------------
Dynegy, Cl A *                                         1,053,460          9,007
PPL                                                      172,860          9,035
Questar                                                  171,380         12,175
                                                                   ------------

Total Utilities                                                          30,217
                                                                   ------------
--------------------------------------------------------------------------------

TOTAL COMMON STOCK
   (COST $1,146,399)                                                  1,338,889
================================================================================

--------------------------------------------------------------------------------
CASH EQUIVALENT -- 6.8%
--------------------------------------------------------------------------------
BlackRock TempCash Fund
   Institutional Shares, 2.577% ** (1)                93,872,084         93,872
--------------------------------------------------------------------------------

TOTAL CASH EQUIVALENT
   (COST $93,872)                                                        93,872
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 104.2%
   (COST $1,240,271)+                                              $  1,432,761
================================================================================

Percentages are based on Net Assets of $1,374,551.***

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of June 30, 2008.

***   Numbers have been rounded to the nearest thousand.

# Security fully or partially on loan at June 30, 2008. The total value of securities on loan at June 30, 2008, was $37,845,864.

(1) The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a pooled investment fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at June 30, 2008 was $38,933,158.

ADR -- American Depositary Receipt
Cl -- Class
GDR -- Global Depositary Receipt
Ser -- Series

+ At June 30, 2008, the tax basis cost of the Fund's investments was $1,242,572, and the unrealized appreciation and depreciation were $243,141 and $(52,952), respectively.***

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER NEW ENTERPRISE FUND
June 30, 2008 (Unaudited)

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 98.1%++
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 7.6%
--------------------------------------------------------------------------------
Guess ?                                                   54,540   $      2,042
Lululemon Athletica *                                     27,130            788
WMS Industries *                                          33,180            988
                                                                   ------------

Total Consumer discretionary                                              3,818
                                                                   ------------
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 1.9%
--------------------------------------------------------------------------------
Central European Distribution *                           13,200            979
                                                                   ------------

Total Consumer staples                                                      979
                                                                   ------------
--------------------------------------------------------------------------------
ENERGY -- 5.9%
--------------------------------------------------------------------------------
Cameron International *                                   15,920            881
PetroHawk Energy *                                        19,200            889
Ultra Petroleum *                                         12,230          1,201
                                                                   ------------

Total Energy                                                              2,971
                                                                   ------------
--------------------------------------------------------------------------------
HEALTH CARE -- 16.0%
--------------------------------------------------------------------------------
Alexion Pharmaceuticals *                                 15,170          1,100
Genzyme *                                                 15,580          1,122
Gilead Sciences *                                         20,050          1,061
Illumina *                                                12,560          1,094
Intuitive Surgical *                                       4,810          1,296
United Therapeutics *                                     24,120          2,358
                                                                   ------------

Total Health care                                                         8,031
                                                                   ------------
--------------------------------------------------------------------------------
INDUSTRIALS -- 13.9%
--------------------------------------------------------------------------------
American Superconductor * #                               26,730            958
Bucyrus International, Cl A                               21,040          1,536
Cummins                                                    9,160            600
First Solar *                                              5,160          1,408
Flowserve                                                 10,820          1,479
FTI Consulting *                                          14,760          1,011
                                                                   ------------

Total Industrials                                                         6,992
                                                                   ------------
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 48.6%
--------------------------------------------------------------------------------
Apple *                                                   10,160          1,701
Applied Materials                                         55,330          1,056
Ariba *                                                   93,450          1,375
Atheros Communications *                                  58,400          1,752
Cavium Networks *                                         75,080          1,577
F5 Networks *                                             35,470          1,008
Google, Cl A *                                             2,800          1,474
Juniper Networks *                                        51,010          1,131
Marvell Technology Group *                               105,750          1,868
MercadoLibre GDR *                                        31,760          1,095
Nortel Networks *                                              3             --
Nvidia *                                                  67,340          1,261
Omniture *                                                57,900          1,075
QUALCOMM                                                  44,040          1,954
Research In Motion *                                      16,150          1,888
Salesforce.com *                                          20,320          1,387

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
Varian Semiconductor Equipment
   Associates *                                           41,700   $      1,452
VeriSign *                                                36,410          1,376
                                                                   ------------

Total Information technology                                             24,430
                                                                   ------------
--------------------------------------------------------------------------------
MATERIALS -- 4.2%
--------------------------------------------------------------------------------
Monsanto                                                  16,900          2,137
                                                                   ------------

Total Materials                                                           2,137
                                                                   ------------
--------------------------------------------------------------------------------

TOTAL COMMON STOCK
   (COST $46,249)                                                        49,358
================================================================================

--------------------------------------------------------------------------------
CASH EQUIVALENT -- 7.0%
--------------------------------------------------------------------------------
BlackRock TempCash Fund
   Institutional Shares,
   2.577% ** (1)                                       3,547,534          3,548
--------------------------------------------------------------------------------

TOTAL CASH EQUIVALENT
   (COST $3,548)                                                          3,548
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 105.1%
   (COST $49,797)+                                                 $     52,906
================================================================================

Percentages are based on Net Assets of $50,322.***

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of June 30, 2008.

***   Numbers have been rounded to the nearest thousand.

# Security fully or partially on loan at June 30, 2008. The total value of securities on loan at June 30, 2008, was $1,740,999.

(1) The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a pooled investment fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at June 30, 2008 was $1,840,201.

Cl -- Class
GDR -- Global Depositary Receipt

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER NEW ENTERPRISE FUND
June 30, 2008 (Unaudited)

+ At June 30, 2008, the tax basis cost of the Fund's investments was $50,268, and the unrealized appreciation and depreciation were $5,454 and $(2,816), respectively.***

++ More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Amounts designated as "--" are either $0 or have been rounded to $0.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER QUANTITATIVE BROAD MARKETS EQUITY FUND
June 30, 2008 (Unaudited)

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.5%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 8.7%
--------------------------------------------------------------------------------
Coach *                                                       60   $          2
DIRECTV Group *                                              110              3
DISH Network, Cl A *                                         120              3
GameStop, Cl A *                                              50              2
H&R Block                                                    120              3
Hanesbrands *                                                 60              2
McDonald's                                                    60              3
News, Cl A                                                   120              2
priceline.com *                                               20              2
Ross Stores                                                   50              2
Snap-On                                                       80              4
Tiffany                                                      100              4
Walt Disney                                                   90              3
                                                                   ------------

Total Consumer discretionary                                                 35
                                                                   ------------
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 8.9%
--------------------------------------------------------------------------------
Avon Products                                                 60              2
Coca-Cola                                                     50              3
Constellation Brands, Cl A *                                 120              2
CVS/Caremark                                                 100              4
Dean Foods *                                                 160              3
Kroger                                                       110              3
PepsiCo                                                       30              2
Philip Morris International                                   50              2
Procter & Gamble                                              70              4
Safeway                                                       90              3
SUPERVALU                                                     90              3
Wal-Mart Stores                                               80              5
                                                                   ------------

Total Consumer staples                                                       36
                                                                   ------------
--------------------------------------------------------------------------------
ENERGY -- 15.9%
--------------------------------------------------------------------------------
Apache                                                        30              4
Atwood Oceanics *                                             30              4
Chevron                                                       30              3
ConocoPhillips                                                40              4
Diamond Offshore Drilling                                     20              3
Dresser-Rand Group *                                         100              4
Energy Transfer Partners LP                                   80              3
Exxon Mobil                                                  100              9
Murphy Oil                                                    30              3
National Oilwell Varco *                                      50              4
Newfield Exploration *                                        60              4
Noble Energy                                                  30              3
Occidental Petroleum                                          30              3
Patterson-UTI Energy                                         110              4
Pioneer Natural Resources                                     30              2
Tidewater                                                     40              2
XTO Energy                                                    70              5
                                                                   ------------

Total Energy                                                                 64
                                                                   ------------
--------------------------------------------------------------------------------

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
FINANCIALS -- 12.2%
--------------------------------------------------------------------------------
Aflac                                                         60   $          4
AllianceBernstein Holding LP                                  60              3
Annaly Capital Management                                    160              2
AON                                                           90              4
Assurant                                                      40              3
Bank of New York Mellon                                       80              3
Citigroup                                                    160              3
JPMorgan Chase                                                90              3
Lincoln National                                              90              4
Loews                                                         80              4
MetLife                                                       50              3
NASDAQ OMX Group *                                           150              4
Prudential Financial                                          60              4
Unum Group                                                   120              2
Wells Fargo                                                  130              3
                                                                   ------------

Total Financials                                                             49
                                                                   ------------
--------------------------------------------------------------------------------
HEALTH CARE -- 11.2%
--------------------------------------------------------------------------------
Beckman Coulter                                               40              3
Cephalon *                                                    40              3
Community Health Systems *                                    80              2
Endo Pharmaceuticals Holdings *                              110              3
Express Scripts *                                             50              3
Genzyme *                                                     40              3
Gilead Sciences *                                             50              3
Johnson & Johnson                                             50              3
Laboratory Corp. of America
   Holdings *                                                 50              3
Medco Health Solutions *                                      70              3
Mylan                                                        260              3
PerkinElmer                                                  110              3
Schering-Plough                                              190              4
Thermo Fisher Scientific *                                    50              3
Wyeth                                                         70              3
                                                                   ------------

Total Health care                                                            45
                                                                   ------------
--------------------------------------------------------------------------------
INDUSTRIALS -- 10.4%
--------------------------------------------------------------------------------
Aecom Technology *                                            80              3
Bucyrus International, Cl A                                   60              4
Cummins                                                       40              3
Eaton                                                         50              4
Flowserve                                                     20              3
General Electric                                             160              4
Joy Global                                                    40              3
Manitowoc                                                    110              4
MSC Industrial Direct, Cl A                                   50              2
PACCAR                                                        80              3
Titan Machinery *                                             60              2
Union Pacific                                                 70              5

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER QUANTITATIVE BROAD MARKETS EQUITY FUND
June 30, 2008 (Unaudited)

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
Walter Industries                                             20   $          2
                                                                   ------------

Total Industrials                                                            42
                                                                   ------------
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 19.1%
--------------------------------------------------------------------------------
Apple *                                                       20              3
Cisco Systems *                                              170              4
CommScope *                                                   80              4
Corning                                                      200              5
Dell *                                                        90              2
eBay *                                                       120              3
Fidelity National Information Services                        90              3
Fiserv *                                                      80              4
Google, Cl A *                                                10              5
Harris                                                        60              3
Hewlett-Packard                                               90              4
Intel                                                        130              3
International Business Machines                               40              5
Itron *                                                       50              5
Juniper Networks *                                           140              3
MEMC Electronic Materials *                                   70              4
Microsoft                                                    240              7
National Semiconductor                                       170              4
ON Semiconductor *                                           410              4
Visa, Cl A                                                    30              2
                                                                   ------------

Total Information technology                                                 77
                                                                   ------------
--------------------------------------------------------------------------------
MATERIALS -- 3.7%
--------------------------------------------------------------------------------
CF Industries Holdings                                        20              3
Cleveland-Cliffs                                              20              3
EI Du Pont de Nemours                                         50              2
Freeport-McMoRan Copper & Gold                                20              2
Praxair                                                       20              2
Terra Industries                                              60              3
                                                                   ------------

Total Materials                                                              15
                                                                   ------------
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 0.9%
--------------------------------------------------------------------------------
AT&T                                                         110              4
                                                                   ------------

Total Telecommunication services                                              4
                                                                   ------------
--------------------------------------------------------------------------------
UTILITIES -- 5.5%
--------------------------------------------------------------------------------
Edison International                                         100              5
Entergy                                                       40              5
Mirant *                                                     130              5
Public Service Enterprise Group                               60              3
Sierra Pacific Resources                                     340              4
                                                                   ------------

Total Utilities                                                              22
                                                                   ------------
--------------------------------------------------------------------------------

TOTAL COMMON STOCK
   (COST $389)                                                              389
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 96.5%
   (COST $389)+                                                    $        389
================================================================================

Percentages are based on Net Assets of $403.**

*     Non-income producing security.

**    Numbers have been rounded to the nearest thousand.

Cl -- Class
LP -- Limited Partnership

+ At June 30, 2008, the tax basis cost of the Fund's investments was $389, and the unrealized appreciation and depreciation were $0 and $0, respectively.**

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER QUANTITATIVE LARGE CAP VALUE FUND
June 30, 2008 (Unaudited)

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 99.0%++
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 5.6%
--------------------------------------------------------------------------------
DIRECTV Group *                                              240   $          6
Home Depot                                                   270              6
Johnson Controls                                             200              6
McDonald's                                                    90              5
Time Warner                                                  480              7
Walt Disney                                                  310             10
Wyndham Worldwide                                            410              7
                                                                   ------------

Total Consumer discretionary                                                 47
                                                                   ------------
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 7.5%
--------------------------------------------------------------------------------
Coca-Cola                                                     90              5
Constellation Brands, Cl A *                                 370              7
CVS/Caremark                                                 220              9
Hansen Natural *                                             230              7
Molson Coors Brewing, Cl B                                   110              6
Perdigao                                                      80              4
Procter & Gamble                                             100              6
SUPERVALU                                                    280              9
Walgreen                                                     130              4
Wal-Mart Stores                                              110              6
                                                                   ------------

Total Consumer staples                                                       63
                                                                   ------------
--------------------------------------------------------------------------------
ENERGY -- 17.5%
--------------------------------------------------------------------------------
Apache                                                        60              8
Chevron                                                      290             29
ConocoPhillips                                               110             10
Exxon Mobil                                                  490             43
Hess                                                          80             10
Marathon Oil                                                 270             14
Occidental Petroleum                                         110             10
Pioneer Natural Resources                                    160             13
Williams                                                     240             10
                                                                   ------------

Total Energy                                                                147
                                                                   ------------
--------------------------------------------------------------------------------
FINANCIALS -- 27.3%
--------------------------------------------------------------------------------
Aflac                                                        160             10
AMB Property                                                 210             10
American Capital Strategies                                  270              6
Ameriprise Financial                                         170              7
AON                                                          260             12
Assurant                                                     120              8
Bank of America                                              140              3
Bank of New York Mellon                                      240              9
Boston Properties                                            110             10
Chubb                                                        140              7
Citigroup                                                    540              9
Fannie Mae                                                   190              4
Goldman Sachs Group                                           50              9
Invesco                                                      300              7
JPMorgan Chase                                               460             16

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
Loews                                                        230   $         11
MetLife                                                      150              8
Morgan Stanley                                               300             11
Rayonier                                                     140              6
Regency Centers                                              160              9
State Street                                                 150             10
TD Ameritrade Holding *                                      370              7
Torchmark                                                    140              8
Travelers                                                    110              5
Unum Group                                                   400              8
Vornado Realty Trust                                         110             10
Wells Fargo                                                  400              9
                                                                   ------------

Total Financials                                                            229
                                                                   ------------
--------------------------------------------------------------------------------
HEALTH CARE -- 7.3%
--------------------------------------------------------------------------------
AmerisourceBergen, Cl A                                      200              8
Applera - Applied Biosystems Group                           210              7
Biogen Idec *                                                130              7
Eli Lilly                                                    120              6
Johnson & Johnson                                            130              8
Thermo Fisher Scientific *                                   170              9
Watson Pharmaceuticals *                                     210              6
Wyeth                                                        210             10
                                                                   ------------

Total Health care                                                            61
                                                                   ------------
--------------------------------------------------------------------------------
INDUSTRIALS -- 12.1%
--------------------------------------------------------------------------------
Cummins                                                      120              8
Flowserve                                                     80             11
General Dynamics                                              90              8
General Electric                                             620             16
Honeywell International                                      140              7
ITT                                                          170             11
Northrop Grumman                                              90              6
Raytheon                                                     150              8
Union Pacific                                                140             11
United Technologies                                          120              7
Waste Management                                             240              9
                                                                   ------------

Total Industrials                                                           102
                                                                   ------------
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 3.7%
--------------------------------------------------------------------------------
Cisco Systems *                                              520             12
eBay *                                                       150              4
Intel                                                        220              5
International Business Machines                               40              5
MEMC Electronic Materials *                                   80              5
                                                                   ------------

Total Information technology                                                 31
                                                                   ------------
--------------------------------------------------------------------------------
MATERIALS -- 5.1%
--------------------------------------------------------------------------------
Air Products & Chemicals                                      90              9
Alcoa                                                        170              6
EI Du Pont de Nemours                                         90              4
Nucor                                                        100              8

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER QUANTITATIVE LARGE CAP VALUE FUND
June 30, 2008 (Unaudited)

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
Reliance Steel & Aluminum                                    120   $          9
Sigma-Aldrich                                                130              7
                                                                   ------------

Total Materials                                                              43
                                                                   ------------
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 5.2%
--------------------------------------------------------------------------------
AT&T                                                         890             30
Verizon Communications                                       390             14
                                                                   ------------

Total Telecommunication services                                             44
                                                                   ------------
--------------------------------------------------------------------------------
UTILITIES -- 7.7%
--------------------------------------------------------------------------------
Centerpoint Energy                                           540              9
Dominion Resources                                           290             14
DPL                                                          280              7
Edison International                                         170              9
Entergy                                                       80              9
FPL Group                                                    120              8
Public Service Enterprise Group                              190              9
                                                                   ------------

Total Utilities                                                              65
                                                                   ------------
--------------------------------------------------------------------------------

TOTAL COMMON STOCK
   (COST $834)                                                              832
================================================================================

--------------------------------------------------------------------------------
CASH EQUIVALENT -- 1.0%
--------------------------------------------------------------------------------
BlackRock TempCash Fund
   Institutional Shares, 2.577% **                         7,994              8
--------------------------------------------------------------------------------

TOTAL CASH EQUIVALENT
   (COST $8)                                                                  8
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 100.0%
   (COST $842)+                                                    $        840
================================================================================

Percentages are based on Net Assets of $840.***

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of June 30, 2008.

***   Numbers have been rounded to the nearest thousand.

Cl -- Class

+ At June 30, 2008, the tax basis cost of the Fund's investments was $843, and the unrealized appreciation and depreciation were $62 and $(65), respectively.***

++ More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP EQUITY FUND
June 30, 2008 (Unaudited)

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 97.5%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 7.9%
--------------------------------------------------------------------------------
Bob Evans Farms                                           13,190   $        377
California Pizza Kitchen *                                21,140            237
Childrens Place Retail Stores *                           11,840            427
Jo-Ann Stores *                                           19,530            450
Lions Gate Entertainment *                                30,840            320
Matthews International, Cl A                              10,810            489
Polaris Industries #                                       5,580            225
Valassis Communications *                                 15,090            189
Zale * #                                                  15,050            284
                                                                   ------------

Total Consumer discretionary                                              2,998
                                                                   ------------
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 3.5%
--------------------------------------------------------------------------------
American Oriental Bioengineering *                        25,280            249
BJ's Wholesale Club *                                     11,350            439
Chiquita Brands International * #                         15,080            229
Flowers Foods                                             14,630            415
                                                                   ------------
Total Consumer staples                                                    1,332
                                                                   ------------
--------------------------------------------------------------------------------
ENERGY -- 13.0%
--------------------------------------------------------------------------------
BPZ Resources * #                                         12,100            356
Gulfport Energy *                                         17,990            296
Gushan Environmental Energy #                             34,790            404
Hornbeck Offshore Services *                               8,730            493
International Coal Group * #                              46,790            611
Key Energy Services *                                     31,620            614
National Coal * #                                         31,010            275
Penn Virginia                                              4,700            355
Petroleum Development *                                    8,640            574
Swift Energy *                                             8,800            581
Trico Marine Services * #                                  9,350            341
                                                                   ------------

Total Energy                                                              4,900
                                                                   ------------
--------------------------------------------------------------------------------
FINANCIALS -- 13.9%
--------------------------------------------------------------------------------
Amtrust Financial Services                                23,930            302
Assured Guaranty                                           8,380            151
BioMed Realty Trust                                       22,210            545
Cash America International                                 7,380            229
City National                                              4,990            210
Digital Realty Trust                                      13,030            533
Interactive Brokers Group, Cl A *                         16,710            537
Investment Technology Group *                              6,550            219
Investors Bancorp *                                       19,030            249
IPC Holdings                                              16,380            435
Omega Healthcare Investors                                29,010            483
Potlatch                                                  11,270            508
ProAssurance *                                             7,551            363
SVB Financial Group *                                      6,100            293
UMB Financial                                              3,950            202
                                                                   ------------

Total Financials                                                          5,259
                                                                   ------------
--------------------------------------------------------------------------------

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
HEALTH CARE -- 11.2%
--------------------------------------------------------------------------------
Amedisys *                                                 9,120   $        460
Analogic                                                   6,346            400
Apria Healthcare Group *                                  12,610            245
Haemonetics *                                              4,520            251
HealthExtras *                                            13,480            406
Kendle International *                                     6,600            240
Martek Biosciences * #                                    10,600            357
Natus Medical *                                           11,630            244
Owens & Minor                                              7,310            334
Savient Pharmaceuticals * #                               17,640            446
STERIS                                                    18,300            526
Viropharma *                                              13,170            146
Zoll Medical *                                             4,810            162
                                                                   ------------

Total Health care                                                         4,217
                                                                   ------------
--------------------------------------------------------------------------------
INDUSTRIALS -- 18.1%
--------------------------------------------------------------------------------
ABM Industries                                            13,550            302
Atlas Air Worldwide Holdings *                             8,250            408
Barnes Group                                              14,040            324
Chart Industries *                                        11,640            566
China Security & Surveillance
   Technology * #                                         20,650            278
Clean Harbors *                                            9,550            679
EnerSys *                                                 15,370            526
EnPro Industries *                                        10,470            391
Evergreen Solar * #                                       21,220            206
FreightCar America                                         8,880            315
Geo Group *                                               11,550            260
GrafTech International *                                  12,080            324
Kaydon                                                     9,110            468
Mine Safety Appliances                                     8,520            341
Moog, Cl A *                                               8,990            335
Seaspan #                                                 16,270            391
Teledyne Technologies *                                    7,380            360
Titan International                                        9,470            337
                                                                   ------------

Total Industrials                                                         6,811
                                                                   ------------
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 17.7%
--------------------------------------------------------------------------------
ADC Telecommunications *                                  28,590            422
Ariba *                                                   16,360            241
Bankrate * #                                               8,930            349
Exar *                                                    51,860            391
Harmonic *                                                32,320            307
Interwoven *                                              20,490            246
Mantech International, Cl A *                              8,790            423
Mentor Graphics *                                         30,260            478
MercadoLibre GDR *                                        10,030            346
Microsemi *                                               18,580            468
Multi-Fineline Electronix *                                9,670            268
Nice Systems ADR *                                        11,710            346

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP EQUITY FUND
June 30, 2008 (Unaudited)

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
Plexus *                                                  10,570   $        293
Silicon Laboratories *                                    17,320            625
Skyworks Solutions *                                      23,460            232
THQ *                                                     28,480            577
Verigy *                                                  21,510            488
Wright Express *                                           6,820            169
                                                                   ------------

Total Information technology                                              6,669
                                                                   ------------
--------------------------------------------------------------------------------
MATERIALS -- 6.2%
--------------------------------------------------------------------------------
Calgon Carbon * #                                         20,420            316
Koppers Holdings                                          12,450            521
Minerals Technologies                                      5,850            372
NewMarket                                                  4,400            291
Rock-Tenn, Cl A                                           13,330            400
Sensient Technologies                                     15,200            428
                                                                   ------------

Total Materials                                                           2,328
                                                                   ------------
--------------------------------------------------------------------------------
UTILITIES -- 6.0%
--------------------------------------------------------------------------------
Allete                                                    10,280            432
El Paso Electric *                                        16,830            333
ITC Holdings                                              10,780            551
New Jersey Resources                                      14,325            468
Southwest Gas                                             15,650            465
                                                                   ------------

Total Utilities                                                           2,249
                                                                   ------------
--------------------------------------------------------------------------------

TOTAL COMMON STOCK
   (COST $34,860)                                                        36,763
================================================================================

--------------------------------------------------------------------------------
CASH EQUIVALENT -- 16.2%
--------------------------------------------------------------------------------
BlackRock TempCash Fund
   Institutional Shares, 2.577% ** (1)                 6,122,048          6,122
--------------------------------------------------------------------------------

TOTAL CASH EQUIVALENT
   (COST $6,122)                                                          6,122
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 113.7%
   (COST $40,982)+                                                 $     42,885
================================================================================

Percentages are based on Net Assets of $37,722.***

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of June 30, 2008.

***   Numbers have been rounded to the nearest thousand.

# Security fully or partially on loan at June 30, 2008. The total value of securities on loan at June 30, 2008, was $4,851,011.

(1) The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a pooled investment fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at June 30, 2008 was $5,013,741.

ADR -- American Depositary Receipt
Cl -- Class
GDR -- Global Depositary Receipt

+ At June 30, 2008, the tax basis cost of the Fund's investments was $41,078, and the unrealized appreciation and depreciation were $3,793 and $(1,986), respectively.***

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP GROWTH FUND
June 30, 2008 (Unaudited)

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 97.9%
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY -- 16.0%
--------------------------------------------------------------------------------
Aeropostale *                                            101,970   $      3,195
AirMedia Group ADR *                                     110,860          1,601
ArvinMeritor #                                           104,210          1,300
Buckle #                                                  38,020          1,739
Capella Education *                                       51,650          3,081
Citi Trends *                                             97,900          2,218
Deckers Outdoor *                                         27,550          3,835
Fossil *                                                  78,920          2,294
Gymboree *                                                59,410          2,381
Interactive Data                                         119,360          2,999
Lennar, Cl A #                                            87,170          1,076
LKQ *                                                    105,320          1,903
Lululemon Athletica * #                                   70,160          2,039
priceline.com * #                                         12,290          1,419
Red Robin Gourmet Burgers *                               79,300          2,200
True Religion Apparel * #                                 86,500          2,305
Tupperware Brands                                         71,740          2,455
Warnaco Group *                                           76,510          3,372
WMS Industries *                                         102,130          3,040
                                                                   ------------

Total Consumer discretionary                                             44,452
                                                                   ------------
--------------------------------------------------------------------------------
CONSUMER STAPLES -- 2.9%
--------------------------------------------------------------------------------
Central European Distribution * #                         25,600          1,898
Chattem * #                                               19,340          1,258
Darling International *                                  103,940          1,717
Flowers Foods                                             72,325          2,050
Green Mountain Coffee Roasters * #                        27,350          1,028
                                                                   ------------

Total Consumer staples                                                    7,951
                                                                   ------------
--------------------------------------------------------------------------------
ENERGY -- 10.3%
--------------------------------------------------------------------------------
Alpha Natural Resources *                                 39,330          4,102
Arena Resources *                                         53,010          2,800
Atwood Oceanics *                                         22,830          2,839
Complete Production Services *                            79,340          2,889
Concho Resources *                                        97,130          3,623
Core Laboratories *                                       24,880          3,542
EXCO Resources *                                          59,570          2,199
Lufkin Industries                                         24,550          2,044
Penn Virginia                                             27,980          2,110
Willbros Group *                                          56,140          2,459
                                                                   ------------

Total Energy                                                             28,607
                                                                   ------------
--------------------------------------------------------------------------------
FINANCIALS -- 8.7%
--------------------------------------------------------------------------------
Digital Realty Trust #                                    94,930          3,884
Dime Community Bancshares                                 72,659          1,200
Extra Space Storage                                      181,105          2,782
Greenhill #                                               36,363          1,958
Investment Technology Group *                             61,250          2,049
MSCI, Cl A *                                              76,548          2,778
PrivateBancorp #                                          44,260          1,345

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
Riskmetrics Group * #                                     99,700   $      1,958
Waddell & Reed Financial, Cl A                           122,800          4,299
Westamerica Bancorporation #                              35,410          1,862
                                                                   ------------

Total Financials                                                         24,115
                                                                   ------------
--------------------------------------------------------------------------------
HEALTH CARE -- 18.7%
--------------------------------------------------------------------------------
Acorda Therapeutics *                                     88,990          2,922
Alexion Pharmaceuticals *                                 24,124          1,749
Amedisys *                                                41,700          2,102
Auxilium Pharmaceuticals *                                60,200          2,024
BioMarin Pharmaceutical *                                 14,591            423
Cepheid *                                                 73,140          2,057
Haemonetics *                                             57,270          3,176
Hologic *                                                123,840          2,700
Icon ADR *                                                51,201          3,867
Illumina * #                                              26,400          2,300
NuVasive * #                                              69,350          3,097
Parexel International *                                  171,520          4,513
Perrigo                                                  117,850          3,744
Psychiatric Solutions *                                   75,350          2,851
Rigel Pharmaceuticals * #                                 68,880          1,561
Savient Pharmaceuticals * #                               70,772          1,791
United Therapeutics *                                     59,020          5,769
West Pharmaceutical Services                              31,570          1,366
Wright Medical Group *                                    58,200          1,653
XenoPort *                                                51,560          2,012
                                                                   ------------

Total Health care                                                        51,677
                                                                   ------------
--------------------------------------------------------------------------------
INDUSTRIALS -- 16.2%
--------------------------------------------------------------------------------
Actuant, Cl A                                            102,940          3,227
Aecom Technology *                                        94,420          3,071
American Superconductor * #                               61,030          2,188
Clean Harbors *                                           35,650          2,533
Evergreen Solar * #                                      191,275          1,853
FTI Consulting *                                          41,740          2,858
JA Solar Holdings ADR *                                   77,460          1,305
Landstar System                                           60,500          3,341
Lindsay                                                   14,590          1,240
Mobile Mini * #                                           87,056          1,741
Orbital Sciences *                                        85,610          2,017
RBC Bearings *                                            71,450          2,381
Robbins & Myers                                           88,140          4,396
Teledyne Technologies *                                   38,570          1,882
Tetra Tech *                                              83,700          1,893
Wabtec                                                    57,960          2,818
Walter Industries                                         32,110          3,493
Woodward Governor                                         76,280          2,720
                                                                   ------------

Total Industrials                                                        44,957
                                                                   ------------
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY -- 19.4%
--------------------------------------------------------------------------------
Ansys *                                                   78,680          3,707
Arris Group *                                            209,200          1,768

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
TURNER SMALL CAP GROWTH FUND
June 30, 2008 (Unaudited)

                                                                          Value
                                                          Shares          (000)
--------------------------------------------------------------------------------
Atheros Communications *                                 104,950   $      3,149
Cavium Networks * #                                       82,528          1,733
Cirrus Logic *                                           207,059          1,151
Concur Technologies *                                     94,210          3,131
DTS * #                                                   52,210          1,635
EMS Technologies *                                        52,350          1,143
Flir Systems *                                            78,390          3,180
Informatica *                                            142,680          2,146
Micros Systems *                                          90,510          2,760
Microsemi *                                              115,940          2,919
Monolithic Power Systems *                               128,610          2,781
Net 1 UEPS Technologies *                                 61,980          1,506
Novellus Systems * #                                      79,490          1,684
Omniture *                                               132,707          2,464
Plexus *                                                  88,490          2,450
PMC - Sierra *                                           381,910          2,922
Silicon Motion Technology ADR * #                         50,830            735
Sybase *                                                  88,040          2,590
Verigy *                                                  55,180          1,253
VistaPrint * #                                            91,900          2,459
Vocus *                                                   79,741          2,565
Websense *                                               108,190          1,822
                                                                   ------------

Total Information technology                                             53,653
                                                                   ------------
--------------------------------------------------------------------------------
MATERIALS -- 4.2%
--------------------------------------------------------------------------------
Century Aluminum *                                        45,520          3,027
CF Industries Holdings                                    15,750          2,406
Greif, Cl A                                               39,470          2,527
Hecla Mining * #                                         178,480          1,653
Koppers Holdings                                          49,220          2,061
                                                                   ------------

Total Materials                                                          11,674
                                                                   ------------
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 0.7%
--------------------------------------------------------------------------------
Cellcom Israel                                            60,470          2,069
                                                                   ------------

Total Telecommunication services                                          2,069
                                                                   ------------
--------------------------------------------------------------------------------
UTILITIES -- 0.8%
--------------------------------------------------------------------------------
ITC Holdings                                              41,340          2,113
                                                                   ------------

Total Utilities                                                           2,113
                                                                   ------------
--------------------------------------------------------------------------------

TOTAL COMMON STOCK
   (COST $234,172)                                                      271,268
================================================================================

--------------------------------------------------------------------------------
CASH EQUIVALENT -- 15.9%
--------------------------------------------------------------------------------
BlackRock TempCash Fund
   Institutional Shares,
   2.577% ** (1)                                      43,995,114         43,995
--------------------------------------------------------------------------------

TOTAL CASH EQUIVALENT
   (COST $43,995)                                                        43,995
================================================================================

--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 113.8%
   (COST $278,167)+                                                $    315,263
================================================================================

Percentages are based on Net Assets of $277,037.***

*     Non-income producing security.

**    Rate shown is the 7-day effective yield as of June 30, 2008.

***   Numbers have been rounded to the nearest thousand.

# Security fully or partially on loan at June 30, 2008. The total value of securities on loan at June 30, 2008, was $43,304,267.

(1) The Fund lends securities in its portfolio pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned. Cash collateral received is invested pursuant to the terms of the Lending Agreement in the BlackRock TempCash Fund, Institutional Shares, a pooled investment fund. All such investments are made at the risk of the Fund. As such, the Fund is liable for investment losses. The Fund receives an annual fee for its participation in the Lending Agreement based on projected lending activity. A partial position of this security was purchased with cash collateral received from securities lending. The total value of such security at June 30, 2008 was $43,728,350.

ADR -- American Depositary Receipt
Cl -- Class

+ At June 30, 2008, the tax basis cost of the Fund's investments was $278,394, and the unrealized appreciation and depreciation were $47,933 and $(11,064), respectively.***

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as amended (the "Act")) were effective as of a date within 90 days of the filing date of this report, based on their evaluation of the effectiveness of the registrant's disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) of the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           Turner Funds

By (Signature and Title)               /s/ Thomas R. Trala, Jr.
                                       -----------------------------------------
                                       Thomas R. Trala, Jr., President and CEO

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)               /s/ Thomas R. Trala, Jr.
                                       -----------------------------------------
                                       Thomas R. Trala, Jr., President and CEO

Date: August 22, 2008

By (Signature and Title)               /s/ Michael Lawson
                                       -----------------------------------------
                                       Michael Lawson, Controller and CFO

Date: August 22, 2008